UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08951

The BlackRock BAT Subsidiary Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock BAT Subsidiary Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	December 31, 2004

Date of reporting period:	June 30, 2004

Item 1. Reports to Shareholders.
The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME                     LIQUIDITY                    EQUITIES                    ALTERNATIVES                    BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2004 (UNAUDITED)

BAT Subsidiary, Inc.

BQT Subsidiary, Inc.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004

BAT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—109.4%
			Mortgage Pass-Throughs—0.0%
	$1		Federal National Mortgage Assoc., 9.50%, 7/01/20	$1,390

			Agency Multiple Class Mortgage Pass-Throughs—4.9%
	3,837		Federal Home Loan Mortgage Corp., Ser. 2778, Class CZ, 5.00%, 11/15/33	3,841,070
			Federal National Mortgage Assoc.,
	68		Ser. 10, Class V, 7.00%, 7/25/13	67,810
	157		Ser. 43, Class E, 7.50%, 4/25/22	162,873

			Total Agency Multiple Class Mortgage Pass-Throughs	4,071,753

			Inverse Floating Rate Mortgages—0.3%
			Federal Home Loan Mortgage Corp.,
	240		Ser. 1621, Class SH, 12.14%, 11/15/22	247,205
	41		Ser. 2713, Class SJ, 13.093%, 12/15/33	40,815

			Total Inverse Floating Rate Mortgages	288,020

			Interest Only Mortgage-Backed Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	150		Ser. 1543, Class VU, 4/15/23	24,469
	252		Ser. 1588, Class PM, 9/15/22	12,721
	5,175		Ser. 2543, Class IJ, 10/15/12	364,604
	2,717		Ser. 2620, Class WI, 4/15/33	237,801
			Federal National Mortgage Assoc.,
	234		Ser. 188, Class VA, 3/25/13	8,240
	576		Ser. 194, Class PV, 6/25/08	22,908
	193		Ser. 223, Class PT, 10/25/23	17,339

			Total Interest Only Mortgage-Backed Securities	688,082

			Principal Only Mortgage-Backed Securities—2.7%
AAA	12		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	10,369
			Federal National Mortgage Assoc.,
	1,444		Ser. 193, Class E, 9/25/23	1,054,194
	1,406		Ser. 225, Class ME, 11/25/23	1,180,435

			Total Principal Only Mortgage-Backed Securities	2,244,998

			Commercial Mortgage-Backed Securities—2.6%
AAA	2,000	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	2,146,565

			Asset-Backed Securities—0.0%
NR	397	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class A1, 7.33%, 9/15/07	7,937
NR	850	[3,4,5]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	8,497

			Total Asset-Backed Securities	16,434

			U.S. Government and Agency Zero Coupon Bonds—67.6%
12,407			Aid to Israel, 2/15/05 - 8/15/05	12,175,611
			Government Trust Certificates,
	5,220		Israel, Ser. 2F, 5/15/05	5,116,910
13,760			Turkey, Ser. T-1, 5/15/05	13,488,254
			U.S. Treasury Strips,
	18,000	[6]	8/15/05	17,567,316
	8,000		11/15/05	7,747,592

			Total U.S. Government and Agency Zero Coupon Bonds	56,095,683

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BAT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Corporate Bonds—6.8%
			Energy—1.3%
BBB+	$1,000	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	$1,070,560

			Finance & Banking—2.5%
AA+	950		Citigroup, Inc., 5.75%, 5/10/06	995,325
NR	1,104	[2]	Equitable Life Assurance Society, zero coupon, 12/01/04 - 12/01/05	1,053,425

				2,048,750

			Telecommunications—1.3%
A	1,000		Alltel Corp., 7.50%, 3/01/06	1,070,010

			Transportation—1.7%
NR	1,506		Union Pacific Corp., zero coupon, 11/01/04 - 5/01/05	1,467,074

			Total Corporate Bonds	5,656,394

			U.S. Government and Agency Securities—3.6%
	372		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	390,729
			U.S. Treasury Notes,
	1,450	[6]	3.50%, 11/15/06	1,468,748
	1,150	[6]	4.00%, 2/15/14	1,095,916

			Total U.S. Government and Agency Securities	2,955,393

			Taxable Municipal Bonds—8.2%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	957,770
AAA	1,000		Alaska Energy Auth., zero coupon, 7/01/05	982,770
Aaa	1,100		Kern Cnty. California Pension Oblig., zero coupon, 8/15/04 - 8/15/05	1,064,596
			Long Beach California Pension Oblig.,
NR	1,102		zero coupon, 9/01/04 - 9/01/05	1,065,072
AAA	500		7.09%, 9/01/09	564,571
			Los Angeles Cnty. California Pension Oblig.,
Aaa	68		zero coupon, 12/31/04 - 6/30/05	66,346
Aaa	1,000		6.77%, 6/30/05	970,110
AAA	1,000		8.62%, 6/30/06	1,109,474

			Total Taxable Municipal Bonds	6,780,709

			Stripped Money Market Instruments—11.9%
NR	10,000		Vanguard Prime Money Market Portfolio, 12/31/04	9,899,000

			Total investments—109.4% (cost $83,670,078)	90,844,421
			Liabilities in excess of other assets—(9.4)%	(7,843,207)

			Net Assets—100%	$83,001,214

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 5.2% of its net assets, with a current market value of $4,278,487, in securities restricted as to resale.

3 Security interest rate is as of June 30, 2004.

4 Security is fair valued.

5 Illiquid securities representing 0.02% of net assets.

6 Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BQT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—57.7%
			Federal Housing Administration—1.5%
	$941		GMAC Colonial Project, 7.40%, 12/01/22	$977,375
	2,480		GMAC Project, 7.43%, 2/01/21	2,579,341
	407		USGI Project, 7.43%, 10/01/23	422,717

			Total Federal Housing Administration	3,979,433

			Agency Multiple Class Mortgage Pass-Throughs—4.0%
			Federal Home Loan Mortgage Corp.,
	36		Ser. 2396, Class PX, 6.00%, 6/15/27	35,973
	34		Ser. 2450, Class GA, 6.25%, 10/15/22	34,024
	5,483		Ser. 2668, Class AC, 4.00%, 12/15/05	5,508,339
	362		Ser. 2707, Class ZJ, 5.00%, 11/15/23	361,426
	634		Ser. 2718, Class ZB, 5.00%, 11/15/31	632,585
			Federal National Mortgage Assoc.,
	662		Ser. 43, Class E, 7.50%, 4/25/22	688,141
	2,881		Ser. 122, Class ZC, 4.50%, 12/25/18	2,881,797
	566		Government National Mortgage Assoc., Ser. 13, Class KB, 6.00%, 8/16/29	567,155

			Total Agency Multiple Class Mortgage Pass-Throughs	10,709,440

			Non-Agency Multiple Class Mortgage Pass-Throughs—4.0%
			Countrywide Home Loans, Inc.,
AAA	404		Ser. 21, Class A2, 5.75%, 11/25/17	405,214
AAA	7,883		Ser. 25, Class 1A3, 6.125%, 1/25/32	7,925,732
AAA	78		First Horizon Asset Securities Inc., Ser. 7, Class 2A1, 5.25%, 12/25/17	78,384
AAA	2,087		Residential Funding Mortgage Securities I, Inc., Ser. S29, Class A10, 6.00%, 12/26/31	2,084,461

			Total Non-Agency Multiple Class Mortgage Pass-Throughs	10,493,791

			Inverse Floating Rate Mortgages—0.1%
	135	[2]	Federal Home Loan Mortgage Corp., Ser. 1563, Class SA, 14.621%, 8/15/08	135,344
	224	[2]	Federal National Mortgage Assoc., Ser. 143, Class SC, 5.94%, 8/25/23	225,003

			Total Inverse Floating Rate Mortgages	360,347

			Interest Only Mortgage-Backed Securities—1.0%
	3,748		Credit Suisse First Boston Mortgage Securities Corp., Ser. S15, Class 2AIO, 7/25/04	36,310
			Federal Home Loan Mortgage Corp.,
20,100			Ser. 2644, Class IA, 9/15/10	534,258
20,125			Ser. 2645, Class MI, 5/15/18	1,122,580
			Federal National Mortgage Assoc.,
	1,702		Ser. 24, Class SE, 3/25/09	291,820
	3,802		Ser. 37, Class SD, 10/25/22	89,444
	80		Ser. 42, Class SO, 3/25/23	452
	73		Ser. 81, Class S, 12/18/04	155
22,174			GMAC Mortgage Corp. Loan Trust, Ser. HE2, Class AIO, 6/25/27	252,118
20,000			Impac Secured Assets Corp., Ser. 1, Class AIO, 7/25/04	2,076
19,315			Residential Asset Mortgage Products, Inc., Ser. RS2, Class AIIO, 9/25/04	101,208
16,250			Residential Funding Mortgage Securities II, Inc., Ser. HI2, Class AIO, 9/25/04	172,413

			Total Interest Only Mortgage-Backed Securities	2,602,834

			Commercial Mortgage-Backed Securities—2.0%
AAA	5,000	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	5,366,412

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BQT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Asset-Backed Securities—0.0%
NR	$2,539	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class A1, 7.33%, 9/15/07	$50,788
			Structured Mortgage Asset Residential Trust,
NR	3,833	[2,4,5]	Ser. 2, 8.24%, 3/15/06	38,329
NR	4,249	[2,4,5]	Ser. 3, 8.724%, 4/15/06	42,485

			Total Asset-Backed Securities	131,602

			Corporate Bonds—22.9%
			Building & Development—1.9%
BBB+	5,000		Pulte Corp., 8.375%, 8/15/04	5,032,750

			Consumer Products—0.8%
BBB+	2,000		General Mills, 8.75%, 9/15/04	2,026,880

			Energy—1.6%
BBB-	480		FirstEnergy Corp., Ser. A, 5.50%, 11/15/06	496,358
BBB+	3,500	[3]	Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel)	3,746,960

				4,243,318

			Finance & Banking—7.7%
Aa2	2,500		Bank of America Corp., 7.875%, 5/16/05	2,612,350
AA+	1,850		Citigroup, Inc., 5.75%, 5/10/06	1,938,264
Aa2	3,000	[3]	Den Danske Bank, 7.25%, 6/15/05, (Denmark)	3,134,037
A3	4,000		Ford Motor Credit Co., 6.70%, 7/16/04	4,005,560
AA-	4,000		Merrill Lynch & Co., Inc., 6.00%, 11/15/04	4,059,160
AA+	2,000		UBS PaineWebber Group, Inc., 8.875%, 3/15/05	2,080,060
A-	2,500		Xtra, Inc., 7.22%, 7/31/04	2,507,400

				20,336,831

			Forest Products—2.0%
BBB	1,100		International Paper Co., 8.125%, 6/15/24	1,141,514
BBB	4,000		Westvaco Corp., 6.85%, 11/15/04	4,059,880

				5,201,394

			Retailers—1.0%
BBB+	2,679		May Department Stores Co., 8.375%, 8/01/24	2,798,698

			Telecommunications—0.8%
A	2,000		Alltel Corp., 7.50%, 3/01/06	2,140,020

			Other—7.1%
A3	17,840	[2,3]	Targeted Return Index Securities Trust, Ser. 5, 5.892%, 1/25/07	18,705,061

			Total Corporate Bonds	60,484,952

			U.S. Government and Agency Securities—3.3%
			Small Business Administration,
	849		Ser. 20F, 7.55%, 6/01/16	921,300
	789		Ser. 20G, 7.70%, 7/01/16	858,042
	1,000		U.S. Treasury Bonds, 5.375%, 2/15/31	1,008,590
			U.S. Treasury Notes,
	870		5.875%, 11/15/04	883,729
	4,950		6.00%, 8/15/04	4,979,002

			Total U.S. Government and Agency Securities	8,650,663

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BQT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Taxable Municipal Bonds—1.9%
AAA	$4,000		Los Angeles Cnty. California Pension Oblig., 6.77%, 6/30/05	$4,158,480
AA-	1,000		New York St. Envir. Facs. Corp., Svc. Contract Rev., 6.95%, 9/15/04	1,009,700

			Total Taxable Municipal Bonds	5,168,180

			Foreign Government Bonds—2.0%
AA-	5,000	[6]	Quebec Province, 8.625%, 1/19/05, (Canada)	5,172,943

			Stripped Money Market Instruments—15.0%
NR	40,000		Vanguard Prime Money Market Portfolio, 12/31/04	39,595,979

			Total Long-Term Investments (cost $138,092,468)	152,716,576

			SHORT-TERM INVESTMENTS—42.0%
			U.S. Government and Agency Securities—42.0%
			Federal Home Loan Bank,
	25,000	[7]	1.10%, 7/02/04	24,999,236
	10,000	[7]	1.135%, 7/14/04	9,995,901
	50,000	[7]	1.185%, 7/21/04	49,967,083
	16,100	[7]	1.25%, 7/01/04	16,100,000
	10,000	[7]	Federal National Mortgage Assoc., 1.03%, 7/21/04	9,994,279

			Total Short-Term Investments (cost $111,056,499)	111,056,499

			Total investments—99.7% (cost $249,148,967)	263,773,075
			Other assets in excess of liabilities—0.3%	748,729

			Net Assets—100%	$264,521,804

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Security interest rate is as of June 30, 2004.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 11.7% of its net assets, with a current market value of $31,003,258, in securities restricted as to resale.

4 Security is fair valued.

5 Illiquid securities representing 0.05% of net assets.

6 Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

7 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
JUNE 30, 2004

	BAT Subsidiary	BQT Subsidiary
	(BATS)	(BQTS)

Assets
Investments at value (cost $83,670,078 and $249,148,967, respectively)	$90,844,421	$263,773,075
Cash	48,778	38,535
Interest receivable	196,886	2,234,052

	91,090,085	266,045,662

Liabilities
Reverse repurchase agreement	7,753,688	—
Variation margin payable	—	392,173
Due to parent	333,845	1,131,685
Interest payable	1,338	—

	8,088,871	1,523,858

Net Assets	$83,001,214	$264,521,804

Composition of Net Assets Applicable to Common Shareholders:
Par value	$9,511	$368,106
Paid-in capital in excess of par	81,312,725	272,287,001
Undistributed (distributions in excess of) net investment income	2,065,736	(3,192,809)
Accumulated net realized gain (loss)	(7,561,101)	(19,033,642)
Net unrealized appreciation	7,174,343	14,093,148

Net assets applicable to common shareholders, June 30, 2004	$83,001,214	$264,521,804

Net asset value per common share[1]	$8.73	$7.19

[1]Common shares outstanding	9,510,667	36,810,639

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2004

	BAT Subsidiary	BQT Subsidiary
	(BATS)	(BQTS)

Investment Income
Interest income	$2,447,773	$6,083,466

Expenses
Investment advisory	207,204	799,571
Administration	33,153	106,610
Custodian	27,620	48,399
Reports to shareholders	2,058	6,742
Independent accountants	16,365	24,029
Legal	14,442	93,859
Miscellaneous	33,004	51,553

Total expenses excluding interest expense	333,846	1,130,763
Interest expense	40,133	206,488

Total expenses	373,979	1,337,251

Net investment income	2,073,794	4,746,215

Realized and Unrealized Gain (Loss)
Investments	(1,504,309)	(2,382,471)
Futures	9,141	4,042,251

	(1,495,168)	1,659,780

Net change in unrealized depreciation on:
Investments	(435,499)	(1,023,584)
Futures	—	(530,960)

	(435,499)	(1,554,544)

Net gain (loss)	(1,930,667)	105,236

Net Increase in Net Assets Resulting from Operations	$143,127	$4,851,451

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS (unaudited)
For the six months ended June 30, 2004

Reconciliation of Net Increase
in Net Assets Resulting from Operations
to Net Cash Provided by (Used for)	BAT Subsidiary	BQT Subsidiary
Operating Activities	(BATS)	(BQTS)

Net increase in net assets resulting from operations	$143,127	$4,851,451

Decrease (increase) in investments	(1,005,772)	82,384,481
Net realized loss (gain)	1,495,168	(1,659,780)
Decrease in unrealized appreciation/depreciation	435,499	1,554,544
Decrease in investments sold short	—	(1,009,180)
Decrease in receivable for investments sold	—	1,619,803
Decrease (increase) in interest receivable	(19,049)	842,963
Increase in variation margin payable	—	392,173
Increase (decrease) in interest payable	751	(57,310)
Decrease in due to parent	(1,537,505)	(2,079,574)

Total adjustments	(630,908)	81,988,120

Net cash provided by (used for) operating activities	$(487,781)	$86,839,571

Increase in Cash
Net cash provided by (used for) operating activities	$(487,781)	$86,839,571

Cash flows provided by (used for) financing activities:
Increase (decrease) in reverse repurchase agreements	505,563	(80,959,175)
Cash dividends paid	—	(6,017,826)

Net cash provided by (used for) financing activities	505,563	(86,977,001)

Net increase (decrease) in cash	17,782	(137,430)
Cash at beginning of period	30,996	175,965

Cash at end of period	$48,778	$38,535

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
For the six months ended June 30, 2004 (unaudited), and for the year ended December 31, 2003

	BAT Subsidiary		BQT Subsidiary
	(BATS)		(BQTS)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable
to Common Shareholders
Operations:
Net investment income	$2,073,794	$5,940,885	$4,746,215	$15,853,910
Net realized gain (loss)	(1,495,168)	(5,765,566)	1,659,780	(5,301,256)
Net change in unrealized appreciation/depreciation	(435,499)	425,588	(1,554,544)	(745,233)

Net increase in net assets resulting from operations	143,127	600,907	4,851,451	9,807,421
Dividends from net investment income	—	(17,530,801)	(6,017,826)	(18,000,000)

Total increase (decrease)	143,127	(16,929,894)	(1,166,375)	(8,192,579)

Net Assets
Beginning of period	82,858,087	99,787,981	265,688,179	273,880,758

End of period	$83,001,214	$82,858,087	$264,521,804	$265,688,179

End of period undistributed (distributions in excess of)
net investment income	$2,065,736	$(8,058)	$(3,192,809)	$(1,921,198)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BAT Subsidiary, Inc.

	Six Months Ended	Year Ended December 31,
	June 30, 2004
	(unaudited)	2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.71	$10.49	$10.38	$9.74	$9.17	$9.69

Investment operations:
Net investment income	0.23	0.62	0.97	0.88	0.54	0.51
Net realized and unrealized gain (loss)	(0.21)	(0.56)	(0.29)	0.23	0.62	(0.65)

Net increase (decrease) from investment operations . .	0.02	0.06	0.68	1.11	1.16	(0.14)

Dividends and distributions:
From net investment income	—	(1.84)	(0.57)	(0.47)	(0.59)	(0.21)
From net capital gains	—	—	—	—	—	(0.17)

Total dividends and distributions	—	(1.84)	(0.57)	(0.47)	(0.59)	(0.38)

Net asset value, end of period	$8.73	$8.71	$10.49	$10.38	$9.74	$9.17

TOTAL INVESTMENT RETURN[1]	0.23%	0.57%	6.55%	11.50%	12.66%	(1.44)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.90%[2]	0.77%	1.29%	1.61%	2.06%	1.89%
Net expenses	0.90%[2]	0.77%	1.29%	1.61%	2.06%	1.89%
Net expenses excluding interest expense
and excise tax	0.81%[2]	0.75%	0.76%	0.78%	0.75%	0.81%
Net investment income	5.18%[2]	6.31%	9.27%	8.45%	5.72%	5.28%
SUPPLEMENTAL DATA:
Average net assets (000)	$83,346	$94,159	$99,920	$99,342	$90,035	$91,165
Portfolio turnover	7%	11%	6%	23%	27%	11%
Net assets, end of period (000)	$83,001	$82,858	$99,788	$98,686	$92,670	$87,247
Reverse repurchase agreements outstanding,
end of period (000)	$7,754	$7,248	$1,029	$6,009	$18,536	$16,684
Asset coverage[3]	$11,705	$12,432	$97,999	$17,424	$5,999	$6,229

1 BAT Subsidiary, Inc. is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Past performance is not a guarantee of future results.

2 Annualized

3 Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BQT Subsidiary, Inc.

				For the period
				July 31, 2001[1]
	Six Months Ended	Year Ended December 31,		through
	June 30, 2004			December 31,
	(unaudited)	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.22	$7.44	$7.84	$7.97

Investment operations:
Net investment income	0.13	0.43	0.46	0.19
Net realized and unrealized loss	—	(0.16)	(0.21)	(0.32)

Net increase (decrease) from investment operations	0.13	(0.27)	0.25	(0.13)

Dividends from net investment income	(0.16)	(0.49)	(0.65)	—

Net asset value, end of period	$7.19	$7.22	$7.44	$7.84

TOTAL INVESTMENT RETURN[2]	1.86%	3.63%	3.19%	(1.63)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.01%[3]	1.03%	0.82%	1.06%[3]
Net expenses	1.01%[3]	1.03%	0.82%	1.06%[3]
Total expenses excluding interest expense and
excise tax	0.85%[3]	0.81%	0.82%	0.81%[3]
Net investment income	3.57%[3]	5.70%	5.71%	5.75%[3]
SUPPLEMENTAL DATA:
Average net assets (000)	$266,990	$278,052	$295,366	$293,522
Portfolio turnover	58%	176%	24%	2%
Net assets, end of period (000)	$264,522	$265,688	$273,881	$288,734
Reverse repurchase agreements outstanding, end
of period (000)	$—	$80,959	$—	$—
Asset coverage[4]	$—	$4,282	$—	$—

1 Commencement of investment operations.

2 BQT Subsidiary, Inc. is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Annualized.

4 Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BAT Subsidiary, Inc. (“BATS”) and BQT Subsidiary, Inc. (“BQTS”) (collectively, the “Trusts”), each a Maryland corporation, are diversified closed-end management investment companies. BATS and BQTS were incorporated solely for the purpose of receiving a substantial portion of the assets of The BlackRock Advantage Term Trust Inc. (“BAT”) and The BlackRock Investment Quality Term Trust Inc. (“BQT”), respectively, and as such, are a wholly owned subsidiary of BAT and BQT, respectively. Accordingly, BATS and BQTS are not publicly traded.

The Boards of Directors of BATS and BQTS each adopted a Plan of Liquidation and Dissolution (each a “Plan”) effective December 18, 2003 and December 19, 2002, respectively. Pursuant to the terms of each Plan, the respective Board of Directors shall oversee the complete liquidation and winding up of BATS and BQTS in an orderly fashion prior to December 31, 2005, and December 31, 2004, respectively.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Directors (the “Board”). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Security Lending: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the period ended June 30, 2004.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to it’s parent. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, each Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. Each Trust has an Administration Agreement with the Advisor.

     Each Trust reimburses its respective parent for its pro rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by each Trust relative to the average net assets of its respective parent.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2004, aggregated as follows:

Trust	Purchases	Sales

BATS	$4,758,714	$6,417,725
BQTS	144,332,039	314,054,706

Purchases and sales of U.S. government securities for the six months ended June 30, 2004, aggregated as follows:

Trust	Purchases	Sales

BATS	$1,096,813	$—
BQTS	—	5,400,000

A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., all of which are affiliates of the advisor. It is possible, under certain circumstances, that Midland Loan Services, Inc., or its affiliates, could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against Midland Loan Services, Inc. or its affiliates.

     At June 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

BATS	$83,727,441	$7,334,110	$217,130	$7,116,980
BQTS	249,155,440	18,561,176	3,943,541	14,617,635

For Federal income tax purposes, the Trusts had capital loss carryforwards as follows:

	Capital Loss			Capital Loss
	Carryforward			Carryforward
	Amount at			Amount at
Trust	September 30, 2003	Expires	Trust	July 31, 2003	Expires

BATS	$80,454	2008	BQTS	$7,677,667	2010
	127,941	2009		8,412,381	2011
	20,771	2010
				$16,090,048
	$229,166

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts. The tax year ends for BATS and BQTS are September 30th and July 31st, respectively.

Details of open financial futures contracts at June 30, 2004, were as follows:

						Unrealized
	Number of		Expiration	Value at Trade	Value at	Appreciation
	Contracts	Type	Date	Date	June 30, 2004	(Depreciation)

Long Position:
BQTS	814	10 Yr. U.S. T-Note	Sept ‘04	$88,981,322	$88,993,093	$11,771

Short Position:
BQTS	500	5 Yr. U.S. T-Note	Sept ‘04	54,280,025	54,343,746	(63,721)
	1000	30 Yr. U.S. T-Bond	Sept ‘04	105,895,990	106,375,000	(479,010)

						$(542,731)

Note 4. Borrowings

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of each Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements and their respective underlying collateral at June 30, 2004, were as follows:

	Corresponding
	Underlying
	Collateral				Maturity	Net Closing
Trust	(See chart below)	Counter Party	Rate	Trade Date	Date	Amount	Par

BATS	1	Barclays Capital, Inc.	0.60%	6/30/04	7/01/04	$1,112,644	$1,112,625
	2	Citigroup Global Markets, Inc.	1.20	6/30/04	7/01/04	1,473,612	1,473,563
	3	Citigroup Global Markets, Inc.	1.40	6/30/04	7/01/04	780,030	780,000
	4	Lehman Brothers	1.13	6/21/04	7/08/04	4,389,704	4,387,500

							$7,753,688

Details of underlying collateral for open reverse repurchase agreements at June 30, 2004 were as follows:

	Corresponding
	Reverse
	Repurchase
	Agreement			Maturity
Trust	(See chart above)	Description	Rate	Date	Original Face	Current Face	Market Value

BATS	1	U.S. Treasury Notes	4.00%	2/15/04	$1,150,000	$1,150,000	$1,095,916
	2	U.S. Treasury Notes	3.50	11/15/06	1,450,000	1,450,000	1,468,748
	3	U.S. Treasury Bonds	0.00	8/15/05	800,000	800,000	780,770
	4	U.S. Treasury Bonds	0.00	8/15/05	4,500,000	4,500,000	4,391,829

							$7,737,263

     The average daily balance and weighted average interest rate of reverse repurchase agreements during the six months ended June 30, 2004, were as follows:

	Average Daily	Weighted Average
Trust	Balance	Interest Rate

BATS	$7,753,159	1.04%
BQTS	36,543,739	1.14%

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trusts did not enter into any dollar roll transactions during the six months ended June 30, 2004.

Note 5. Distributions to Shareholders

The tax character of distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

Six months ended June 30, 2004

	Ordinary	Long-term	Total
Distributions Paid From:	Income	Capital Gains	Distributions

BATS	$—	$—	$—
BQTS	6,017,826	—	6,017,826

	Year ended December 31, 2003

	Ordinary	Long-term	Return of	Total
	Income	Capital Gains	Capital	Distributions

BATS	$17,530,801	$—	$—	$17,530,801
BQTS	18,000,000	—	—	18,000,000

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-term	Net
	Income	Gains	Appreciation

BATS	$2,465,171	$—	$7,116,980
BQTS	—	—	14,617,635

Note 6. Capital

There are 200 million shares of $0.01 par value common shares authorized for each Trust. BAT and BQT owned all of the shares outstanding at June 30, 2004, for their respective subsidiary.

BAT Subsidiary, Inc. and BQT Subsidiary, Inc.

Directors	Custodian
Ralph L. Schlosstein, Chairman	State Street Bank and Trust Company
Andrew F. Brimmer	225 Franklin Street
Richard E. Cavanagh	Boston, MA 02110
Kent Dixon
Frank J. Fabozzi	Transfer Agent
Robert S. Kapito	EquiServe Trust Company, N.A.
James Clayburn La Force, Jr.	250 Royall Street
Walter F. Mondale	Canton, MA 02021
(800) 699-1BFM
Officers
Robert S. Kapito, President	Independent Accountants
Henry Gabbay, Treasurer	Deloitte & Touche LLP
Anne Ackerley, Vice President	200 Berkeley Street
Richard M. Shea, Vice President/Tax	Boston, MA 02116
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary	Legal Counsel
Brian P. Kindelan, Assistant Secretary	Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
Investment Advisor	New York, NY 10036
BlackRock Advisors, Inc.
100 Bellevue Parkway	Legal Counsel – Independent Directors
Wilmington, DE 19809	Debevoise & Plimpton LLP
(800) 227-7BFM	919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.
Statements and other information contained in this report are as dated and are subject to change.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
Not applicable for reports for periods ending on or before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Purchases of Equity Securities by Closed-End Management Company and
Affiliated Purchasers.
Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 10. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.
(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock BAT Subsidiary Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 8, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 8, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 8, 2004